Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025	Dec. 08, 2025 USD ($) shares $ / shares Rate	Mar. 03, 2025 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Related to the Grant of Certain Equity Awards

In accordance with Item 402(x) of Regulation S-K, we are providing information regarding our practices related to the grant of stock options close in time to the release of material non-public information. As described above, it is not our policy to time the release of material nonpublic information for the purpose of affecting the value of executive compensation or to take material nonpublic information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our annual equity award grants, our board of directors or compensation committee has historically granted such awards on a predetermined annual schedule, which includes annual equity awards approved during the first quarter and granted on the first business day of March of each year. Equity grants may also be made on other dates in connection with new hires, promotions, or similar events, and are typically made on the first business day of the month following the employees start date, unless a different date is approved by our compensation committee.

The grant of annual stock option awards for 2025 to Dr. McArthur and Mr. Donnelly was made consistent with the timing of prior year’s annual grants, the first business day of March, but occurred within four business days before we filed a Current Report on Form 8-K under Item 8.01 on March 4, 2025. The new hire stock option award for Mr. Vittiglio was made on his start date of December 8, 2025, consistent with other new hire awards to executive officers, which was the same business day that we filed a Current Report on Form 8-K under Item 8.01 reporting our announcement that we had hired Mr. Vittiglio. The following table discloses additional information with respect to the stock options that we awarded to Dr. McArthur and Mr. Donnelly on March 3, 2025 and to Mr. Vittiglio on December 8, 2025
Award Timing Method	Although we do not have a formal policy with respect to the timing of our annual equity award grants, our board of directors or compensation committee has historically granted such awards on a predetermined annual schedule, which includes annual equity awards approved during the first quarter and granted on the first business day of March of each year. Equity grants may also be made on other dates in connection with new hires, promotions, or similar events, and are typically made on the first business day of the month following the employees start date, unless a different date is approved by our compensation committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	As described above, it is not our policy to time the release of material nonpublic information for the purpose of affecting the value of executive compensation or to take material nonpublic information into account when determining the timing and terms of such awards.
MNPI Disclosure Timed for Compensation Value	true
Awards Close in Time to MNPI Disclosures, Table	The following table discloses additional information with respect to the stock options that we awarded to Dr. McArthur and Mr. Donnelly on March 3, 2025 and to Mr. Vittiglio on December 8, 2025:

Name	Grant Date	Number of Securities Underlying the Award(#)	Exercise Price of the Award ($)	Grant Date Fair Value of the Award ($)(1)

Percentage Change in the Closing Market Price of the Securities Underlying the Award Between the Trading Day Ending Immediately Prior to the Disclosure of Material, Nonpublic Information and the Trading Day Beginning Immediately following the Disclosure of Material, Nonpublic Information (%)(2)

James McArthur, Ph.D.	3/3/2025	271,875	2.81	2.16	-6.4%
Noel Donnelly, M.B.A.	3/3/2025	104,250	2.81	2.16	-6.4%
Joseph D. Vittiglio, J.D.	12/8/2025	160,000	5.59	4.58	2.0%

(1) The amounts reported represent the grant date fair value of options to purchase shares of our common stock, calculated in accordance with FASB ASC Topic 718. The assumptions used in calculating the grant date fair value of the awards reported in this column are set forth in the notes to our consolidated financial statements included in our 2025 Annual Report. The amounts reported in this column reflect the accounting cost for the options and do not correspond to the actual economic value that could be or may have been received upon exercise of the options or any sale of any of the underlying shares. Mr. Vittiglio joined PepGen in December 2025 and did not receive the 2025 annual equity award.

(2) With respect to amounts reported for Dr. McArthur and Mr. Donnelly, the amounts represent the percentage change in the closing price of our common stock between the trading day ending immediately prior to the disclosure of material nonpublic information (a closing price of $2.81 on March 3, 2025) and the trading day beginning immediately following the disclosure of material nonpublic information (a closing price of $2.63 on March 5, 2025). With respect to the amount reported for Mr. Vittiglio, the amount represents the percentage change in the closing price of our common stock between the trading day ending immediately prior to the disclosure of material nonpublic information (a closing price of $5.59 on December 8, 2025) and the trading day beginning immediately following the disclosure of material nonpublic information (a closing price of $5.70 on December 9, 2025). We have assumed for purposes of this table that each of the respective Form 8-K filed with the SEC within four business days after the grants reported in the table as including material nonpublic information for purposes of this table.

James McArthur, Ph.D.
Awards Close in Time to MNPI Disclosures
Name			James McArthur, Ph.D.
Underlying Securities | shares			271,875
Exercise Price | $ / shares			$ 2.81
Fair Value as of Grant Date | $			$ 2.16
Underlying Security Market Price Change | Rate			(6.40%)
Noel Donnelly, M.B.A.
Awards Close in Time to MNPI Disclosures
Name			Noel Donnelly, M.B.A.
Underlying Securities | shares			104,250
Exercise Price | $ / shares			$ 2.81
Fair Value as of Grant Date | $			$ 2.16
Underlying Security Market Price Change | Rate			(6.40%)
Paul Streck, M.D., M.B.A.
Awards Close in Time to MNPI Disclosures
Name		Joseph D. Vittiglio, J.D.
Underlying Securities | shares		160,000
Exercise Price | $ / shares		$ 5.59
Fair Value as of Grant Date | $		$ 4.58
Underlying Security Market Price Change | Rate		2.00%